NOTES PAYABLE CURRENT (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Notes Payable, Related Parties	$ 229,000	$ 0
Demand Notes Payable To Director 6% Unsecured [Member]
Notes Payable, Related Parties	130,000	0
Demand Note Payable To Employee 6% Unsecured [Member]
Notes Payable, Related Parties	50,000	0
Demand Notes Payable To Officer and Director [Member]
Notes Payable, Related Parties	37,000	0
Demand Note Payable Officer And Director [Member]
Notes Payable, Related Parties	$ 12,000	$ 0